Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental cash flow information related to leases were as follows:

	Year ended December 31
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$7,042	$6,068

Schedule of Lessee, Operating Lease, Liability, Maturity
As of December 31, 2024, the operating lease liabilities will mature over the following periods:

As of December 31, 2024
2025	$5,467
2026	4,239
2027	3,414
2028	2,466
2029	1,260
2030 and thereafter	4,933
Total remaining lease payments	$21,779
Less: Imputed interest	(5,512)
Total operating lease liabilities:	$16,267
Current operating lease liability	5,205
Non-current operating lease liability	$11,062